UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:  028-13272

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                  1/5/09
-------------------               -------------                ---------
  [Signature]                     [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




                                 TITLE OF         CUSIP        VALUE   SHARES     SH/ PUT/   INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                   CLASS                       (x$1000)  PRN  AMT   PRN CALL   DSCRETN  MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC                      COM              00339B107         740     58330     SH        SOLE      N/A      58,330
AETERNA ZENTARIS INC             COM              007975204       1,384    288383     SH        SOLE      N/A     288,383
ALFACELL CORP                    COM              015404106          91     48122     SH        SOLE      N/A      48,122
ALKERMES INC                     COM              01642T108       1,227     73025     SH        SOLE      N/A      73,025
ALKERMES INC                     COM              01642T108       9,028    537400    PUT        SOLE      N/A     537,400
AMYLIN PHARMACEUTICALS INC       COM              032346108       2,031     58384     SH        SOLE      N/A      58,384
ANTIGENICS INC DEL               COM              037032109       2,801    516783     SH        SOLE      N/A     516,783
AXCAN PHARMA INC                 COM              054923107       1,886    145982     SH        SOLE      N/A     145,982
BIOENVISION INC                  COM              09059N100       1,212    150974     SH        SOLE      N/A     150,974
BIOGEN IDEC INC                  COM              09062X103         931     23579     SH        SOLE      N/A      23,579
BIOTECH HOLDERS TR               DEPOSTRY RCPTS   09067D201       6,122     32100     SH        SOLE      N/A      32,100
CELGENE CORP                     COM              151020104      17,461    321450     SH        SOLE      N/A     321,450
COLEY PHARMACEUTICAL GROUP       COM              19388P106      11,529    633437     SH        SOLE      N/A     633,437
CRITICAL THERAPEUTICS INC        COM              22674T105         371     39405     SH        SOLE      N/A      39,405
CYBERONICS INC                   COM              23251P102       1,305     43709     SH        SOLE      N/A      43,709
DENDREON CORP                    COM              24823Q107      11,746   1750523     SH        SOLE      N/A   1,750,523
DISCOVERY LABORATORIES INC       COM              254668106       1,542    239012     SH        SOLE      N/A     239,012
ELAN CORP PLC-ADR                ADR              284131208         532     59995     SH        SOLE      N/A      59,995
EMISPHERE TECHNOLOGIES INC       COM              291345106       5,672   1260415     SH        SOLE      N/A   1,260,415
FORBES MEDI-TECH INC             COM              344907100         262    130200     SH        SOLE      N/A     130,200
HUMAN GENOME SCIENCES INC        COM              444903108       6,887    506758     SH        SOLE      N/A     506,758
ICOS CORP                        COM              449295104         809     29297     SH        SOLE      N/A      29,297
IMMUNOGEN INC                    COM              45253H101         214     29215     SH        SOLE      N/A      29,215
MANNKIND CORP                    COM              56400P201         399     29170     SH        SOLE      N/A      29,170
MYOGEN INC                       COM              62856E104         681     28990     SH        SOLE      N/A      28,990
NEKTAR THERAPEUTICS              COM              640268108       6,789    400505     SH        SOLE      N/A     400,505
NEUROBIOLOGICAL TECHNOLOGIES     COM              64124W106       1,538    403645     SH        SOLE      N/A     403,645
NEUROCHEM INC                    COM              64125K101       5,315    416837     SH        SOLE      N/A     416,837
NITROMED INC                     COM              654798503       3,724    206900    PUT        SOLE      N/A     206,900
PHARMACYCLICS INC                COM              716933106       7,821    867121     SH        SOLE      N/A     867,121
POZEN INC                        COM              73941U102         763     69438     SH        SOLE      N/A      69,438
RENOVIS INC                      COM              759885106         632     46700     SH        SOLE      N/A      46,700
SEPRACOR INC                     COM              817315104       3,444     58390     SH        SOLE      N/A      58,390
SPECTRUM PHARMACEUTICALS INC     COM              84763A108       1,722    347224     SH        SOLE      N/A     347,224
TELIK INC                        COM              87959M109       7,241    442585     SH        SOLE      N/A     442,585
TRIMERIS INC                     COM              896263100         900     58665     SH        SOLE      N/A      58,665
VASOGEN INC                      COM              92232F103       1,311    621451     SH        SOLE      N/A     621,451
VION PHARMACEUTICALS INC         COM              927624106       1,432    660035     SH        SOLE      N/A     660,035

                                              38               129,495



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         38
Form 13F Information Table Value Total:         129,495
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE